PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 92.5%
Common Stocks
Australia 3.1%
Codan Ltd.	5,248	$138,189
Netwealth Group Ltd.	1,536	26,026
		164,215
Brazil 5.0%
Embraer SA, ADR	3,563	261,738
Canada 12.0%
AtkinsRealis Group, Inc.	1,920	134,745
Celestica, Inc.*	348	97,784
Definity Financial Corp.	1,131	55,352
Dollarama, Inc.	583	78,567
Fairfax Financial Holdings Ltd.	37	61,061
FirstService Corp.	431	66,775
Stantec, Inc.	1,405	139,236
		633,520
Denmark 3.2%
NKT A/S*	1,279	167,276
Germany 6.8%
Auto1 Group SE*	3,516	115,651
flatexDEGIRO SE	4,139	201,900
RENK Group AG	681	43,844
		361,395
Hong Kong 1.5%
Futu Holdings Ltd., ADR*	488	79,334
Israel 10.6%
Next Vision Stabilized Systems Ltd.	2,820	254,367
Nova Ltd.*	378	173,063
Tel Aviv Stock Exchange Ltd.	3,410	131,014
		558,444
Italy 3.6%
Prysmian SpA	1,624	192,352
Malaysia 3.0%
Gamuda Bhd	23,123	25,998
ITMAX SYSTEM Bhd	101,174	130,281
		156,279
Netherlands 6.5%
ASM International NV	248	208,279
BE Semiconductor Industries NV	524	101,993
Nebius Group NV*	190	16,186
Topicus.com, Inc.*	256	18,989
		345,447
New Zealand 0.5%
Xero Ltd.*	369	24,048

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
South Korea 13.2%
Coupang, Inc.*	1,340	$27,014
Doosan Enerbility Co. Ltd.*	1,675	104,564
Hanwha Aerospace Co. Ltd.*	221	198,940
HD Hyundai Electric Co. Ltd.	174	106,600
Hyundai Rotem Co. Ltd.	1,091	174,446
Park Systems Corp.*	398	83,606
		695,170
Spain 3.5%
ACS Actividades de Construccion y Servicios SA	1,633	183,217
Switzerland 6.5%
Accelleron Industries AG	1,963	188,030
Belimo Holding AG	142	155,316
		343,346
Taiwan 7.3%
Elite Material Co. Ltd.	2,119	114,940
Jentech Precision Industrial Co. Ltd.	1,993	176,581
King Slide Works Co. Ltd.	940	92,538
		384,059
Thailand 1.0%
Fabrinet*	110	53,838
United Kingdom 2.5%
Genius Sports Ltd.*	2,688	23,385
Halma PLC	2,198	106,754
		130,139
United States 2.7%
GFL Environmental, Inc.	616	26,461
JFrog Ltd.*	2,135	116,998
		143,459

TOTAL INVESTMENTS 92.5% (cost $3,661,840)		4,877,276
Other assets in excess of liabilities 7.5%		394,971

Net Assets 100.0%		$5,272,247

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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